PROPERTY AND EQUIPMENT, NET - Depreciation (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Depreciation expense
Depreciation of property and equipment	¥ 759,389	¥ 472,703
Cost of revenue
Depreciation expense
Depreciation of property and equipment	751,776	465,385
General and administrative expenses
Depreciation expense
Depreciation of property and equipment	6,759	6,890
Research and development expenses
Depreciation expense
Depreciation of property and equipment	¥ 854	¥ 428